AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 63.8%
Industrial – 37.5%
Basic – 3.9%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$	2,000	$1,856,000
Eastman Chemical Co. 3.80%, 03/15/2025		2,000	1,997,060
EIDP, Inc. 1.70%, 07/15/2025		1,265	1,248,036
Freeport-McMoRan, Inc. 4.125%, 03/01/2028		2,000	1,945,100
Newmont Corp. 2.80%, 10/01/2029		1,000	915,490
Rohm & Haas Co. 7.85%, 07/15/2029		2,000	2,202,380
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		1,000	974,100
Southern Copper Corp. 3.875%, 04/23/2025		1,000	994,940
Westlake Corp. 3.60%, 08/15/2026		3,000	2,945,520
WRKCo, Inc. 3.90%, 06/01/2028		1,000	968,160
4.00%, 03/15/2028		2,000	1,946,860

			17,993,646

Capital Goods – 2.2%
Boeing Co. (The) 2.196%, 02/04/2026		2,000	1,948,300
3.25%, 03/01/2028		1,000	946,060
CNH Industrial Capital LLC 4.50%, 10/08/2027		2,000	1,984,920
CRH SMW Finance DAC 5.20%, 05/21/2029		2,000	2,013,540
RTX Corp. 3.125%, 05/04/2027		2,000	1,934,360
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		1,000	977,020

			9,804,200

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		1,000	887,070
Discovery Communications LLC 3.95%, 03/20/2028		2,000	1,907,100
4.125%, 05/15/2029		1,000	935,760
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		1,000	968,230

			4,698,160

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 2.0%
AT&T, Inc. 1.65%, 02/01/2028	$	1,000	$914,260
T-Mobile USA, Inc. 2.625%, 04/15/2026		3,402	3,323,312
TELUS Corp. 2.80%, 02/16/2027		2,000	1,921,660
Verizon Communications, Inc. 4.125%, 03/16/2027		3,000	2,969,190

			9,128,422

Consumer Cyclical - Automotive – 2.8%
Aptiv Swiss Holdings Ltd. 4.65%, 09/13/2029		2,000	1,949,680
Ford Motor Credit Co. LLC 2.90%, 02/16/2028		2,000	1,855,660
2.90%, 02/10/2029		3,000	2,698,830
4.95%, 05/28/2027		779	773,251
General Motors Financial Co., Inc. 4.30%, 04/06/2029		1,000	965,010
5.40%, 05/08/2027		1,000	1,010,100
5.667% (SOFR + 1.30%), 04/07/2025(a)		1,500	1,500,795
Toyota Motor Credit Corp. 3.65%, 01/08/2029		2,000	1,920,420

			12,673,746

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026		1,765	1,689,440

Consumer Cyclical - Other – 1.5%
Las Vegas Sands Corp. 3.50%, 08/18/2026		2,000	1,951,600
Marriott International, Inc./MD 3.75%, 03/15/2025		1,075	1,073,517
4.875%, 05/15/2029		2,000	1,996,340
Series R 3.125%, 06/15/2026		2,000	1,959,000

			6,980,457

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 3.375%, 05/26/2025		1,000	996,060

Consumer Cyclical - Retailers – 1.6%
AutoZone, Inc. 3.25%, 04/15/2025		2,000	1,992,960
Dollar Tree, Inc. 4.00%, 05/15/2025		2,000	1,994,020
NIKE, Inc. 2.40%, 03/27/2025		2,250	2,243,272
Ross Stores, Inc. 0.875%, 04/15/2026		1,000	955,740

			7,185,992

Consumer Non-Cyclical – 6.5%
Altria Group, Inc. 4.80%, 02/14/2029		1,000	991,840
Amgen, Inc. 2.20%, 02/21/2027		3,000	2,854,770

	Principal Amount (000)		U.S. $ Value

Archer-Daniels-Midland Co. 2.50%, 08/11/2026	$	3,000	$2,910,240
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025		2,275	2,206,136
Cencora, Inc. 3.25%, 03/01/2025		1,350	1,347,692
CVS Health Corp. 1.30%, 08/21/2027		2,000	1,823,880
2.875%, 06/01/2026		2,000	1,947,760
3.25%, 08/15/2029		1,000	917,960
General Mills, Inc. 3.20%, 02/10/2027		2,000	1,947,620
Gilead Sciences, Inc. 3.65%, 03/01/2026		1,000	991,300
HCA, Inc. 4.125%, 06/15/2029		1,000	959,170
Hershey Co. (The) 0.90%, 06/01/2025		1,300	1,284,257
Kraft Heinz Foods Co. 3.00%, 06/01/2026		1,000	978,280
Philip Morris International, Inc. 3.375%, 08/11/2025		2,000	1,988,180
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		46	45,052
Sysco Corp. 3.75%, 10/01/2025		2,500	2,485,050
Tyson Foods, Inc. 3.55%, 06/02/2027		1,000	971,940
4.35%, 03/01/2029		1,000	973,260
UPMC Series D-1 3.60%, 04/03/2025		2,250	2,243,767

			29,868,154

Energy – 5.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.061%, 12/15/2026		3,000	2,866,500
Canadian Natural Resources Ltd. 3.85%, 06/01/2027		2,000	1,958,440
Continental Resources, Inc./OK 4.375%, 01/15/2028		1,000	976,480
Diamondback Energy, Inc. 3.25%, 12/01/2026		2,000	1,949,120
5.20%, 04/18/2027		2,000	2,019,680
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029		1,000	916,010
Energy Transfer LP 3.90%, 07/15/2026		2,000	1,976,100
EQT Corp. 3.90%, 10/01/2027		1,000	973,390
Exxon Mobil Corp. 2.992%, 03/19/2025		2,000	1,996,040
MPLX LP 1.75%, 03/01/2026		2,000	1,936,980

	Principal Amount (000)		U.S. $ Value

Occidental Petroleum Corp. 5.20%, 08/01/2029	$	1,000	$995,160
ONEOK, Inc. 4.35%, 03/15/2029		3,000	2,921,640
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(b)		2,000	1,796,280
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028		1,000	973,270
Williams Cos., Inc. (The) 5.40%, 03/02/2026		1,000	1,006,550

			25,261,640

Services – 2.8%
Booking Holdings, Inc. 3.65%, 03/15/2025		1,000	998,150
eBay, Inc. 1.90%, 03/11/2025		2,000	1,993,540
Expedia Group, Inc. 3.80%, 02/15/2028		3,000	2,911,560
Global Payments, Inc. 1.20%, 03/01/2026		2,000	1,923,360
Mastercard, Inc. 2.00%, 03/03/2025		2,250	2,244,735
Verisk Analytics, Inc. 4.00%, 06/15/2025		2,500	2,491,375

			12,562,720

Technology – 6.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		4,000	3,847,000
Fidelity National Information Services, Inc. 1.15%, 03/01/2026		3,000	2,889,840
Intel Corp. 2.60%, 05/19/2026		2,000	1,944,540
International Business Machines Corp. 3.30%, 05/15/2026		2,000	1,967,780
3.50%, 05/15/2029		1,000	949,710
Jabil, Inc. 3.95%, 01/12/2028		2,000	1,940,640
Kyndryl Holdings, Inc. 2.70%, 10/15/2028		2,000	1,838,120
Microchip Technology, Inc. 4.25%, 09/01/2025		1,000	995,890
Oracle Corp. 2.50%, 04/01/2025		3,100	3,088,840
2.65%, 07/15/2026		1,000	971,550
QUALCOMM, Inc. 1.30%, 05/20/2028		3,000	2,708,430
VMware LLC 1.40%, 08/15/2026		5,000	4,753,650

			27,895,990

Transportation - Airlines – 0.4%
Southwest Airlines Co. 3.00%, 11/15/2026		2,000	1,940,820

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.6%
Ryder System, Inc. 1.75%, 09/01/2026	$	3,000	$2,862,810

			171,542,257

Financial Institutions – 22.1%
Banking – 17.0%
Ally Financial, Inc. 6.992%, 06/13/2029		2,000	2,097,700
Banco Santander SA 3.80%, 02/23/2028		3,000	2,893,770
Bank of America Corp. 1.197%, 10/24/2026		1,000	974,800
1.734%, 07/22/2027		1,000	956,480
3.559%, 04/23/2027		1,000	985,240
3.97%, 03/05/2029		1,000	973,460
Series N 1.658%, 03/11/2027		2,000	1,933,560
Barclays PLC 4.972%, 05/16/2029		4,000	3,983,560
Capital One Financial Corp. 3.75%, 03/09/2027		2,000	1,958,020
3.80%, 01/31/2028		1,000	970,780
Citigroup, Inc. 1.122%, 01/28/2027		2,000	1,929,540
3.668%, 07/24/2028		3,000	2,913,090
3.887%, 01/10/2028		2,000	1,966,860
3.98%, 03/20/2030		1,000	958,430
4.075%, 04/23/2029		1,000	974,940
Citizens Financial Group, Inc. 5.841%, 01/23/2030		1,000	1,017,330
Deutsche Bank AG/New York NY 2.311%, 11/16/2027		2,000	1,907,300
Discover Bank 3.45%, 07/27/2026		3,385	3,317,063
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		2,000	1,927,380
4.387%, 06/15/2027		1,000	995,140
HSBC Holdings PLC 1.645%, 04/18/2026		2,210	2,195,281
4.041%, 03/13/2028		1,000	982,650
ING Groep NV 5.387% (SOFR + 1.01%), 04/01/2027(a)		1,350	1,354,685
JPMorgan Chase & Co. 1.578%, 04/22/2027		1,000	962,730
2.182%, 06/01/2028		5,500	5,183,695
3.54%, 05/01/2028		1,000	973,820
4.005%, 04/23/2029		1,000	974,080
4.203%, 07/23/2029		2,500	2,442,375
KeyCorp 2.25%, 04/06/2027		2,000	1,891,700
M&T Bank Corp. 7.413%, 10/30/2029		2,000	2,148,200
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025		2,300	2,267,340
Mizuho Financial Group, Inc. 1.554%, 07/09/2027		4,200	4,012,638

	Principal Amount (000)		U.S. $ Value

Morgan Stanley 0.985%, 12/10/2026	$	1,000	$968,230
Series G 1.512%, 07/20/2027		6,000	5,721,960
3.772%, 01/24/2029		2,000	1,937,920
Santander Holdings USA, Inc. 6.565%, 06/12/2029		1,000	1,038,100
Synchrony Bank 5.625%, 08/23/2027		1,000	1,008,010
Synchrony Financial 5.15%, 03/19/2029		2,000	1,979,300
Wells Fargo & Co. 2.188%, 04/30/2026		2,850	2,831,874
3.196%, 06/17/2027		1,000	978,810

			77,487,841

Brokerage – 0.7%
Charles Schwab Corp. (The) 5.643%, 05/19/2029		1,000	1,023,800
Nomura Holdings, Inc. 2.329%, 01/22/2027		2,000	1,901,920

			2,925,720

Finance – 0.2%
Air Lease Corp. 2.30%, 02/01/2025		1,000	1,000,000

Insurance – 0.6%
Cigna Group (The) 3.40%, 03/01/2027		3,000	2,922,090

REITs – 3.6%
American Homes 4 Rent LP 4.90%, 02/15/2029		1,000	993,510
American Tower Corp. 1.50%, 01/31/2028		1,000	908,230
3.80%, 08/15/2029		1,000	948,350
Boston Properties LP 3.65%, 02/01/2026		1,000	986,820
Brixmor Operating Partnership LP 4.125%, 05/15/2029		1,000	960,940
Crown Castle, Inc. 1.05%, 07/15/2026		2,000	1,896,020
2.90%, 03/15/2027		2,000	1,924,500
EPR Properties 4.50%, 06/01/2027		1,000	982,350
Equinix, Inc. 1.80%, 07/15/2027		3,000	2,796,810
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		3,000	3,005,430
Kite Realty Group Trust 4.00%, 03/15/2025		1,000	998,380

			16,401,340

			100,736,991

	Principal Amount (000)		U.S. $ Value

Utility – 4.2%
Electric – 4.0%
American Electric Power Co., Inc. 3.20%, 11/13/2027	$	2,000	$1,920,340
Duke Energy Corp. 2.65%, 09/01/2026		3,000	2,910,480
Entergy Corp. 2.95%, 09/01/2026		1,000	972,440
Entergy Mississippi LLC 2.85%, 06/01/2028		2,000	1,882,080
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028		2,000	1,925,240
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027		1,000	947,430
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,000	997,470
PacifiCorp 5.10%, 02/15/2029		2,000	2,012,800
Pinnacle West Capital Corp. 1.30%, 06/15/2025		2,700	2,664,198
Public Service Electric & Gas Co. 3.20%, 05/15/2029		2,000	1,879,980

			18,112,458

Other Utility – 0.2%
American Water Capital Corp. 3.40%, 03/01/2025		1,135	1,133,627

			19,246,085

Total Corporates - Investment Grade (cost $291,250,785)			291,525,333

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 13.4%
United States – 13.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.499%, 10/01/2025		740	728,794
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		2,000	2,007,901
California State Public Works Board (State of California Lease) Series 2024 4.917%, 04/01/2027		3,900	3,923,268
City of Detroit MI (City of Detroit MI) Series 2023-B 6.844%, 05/01/2028		1,245	1,263,658
City of New York NY (City of New York NY) Series 2021 0.982%, 08/01/2025		380	373,710
Series 2024-D 4.38%, 10/01/2029		2,350	2,316,668

	Principal Amount (000)		U.S. $ Value

City of San Antonio TX (City of San Antonio TX) Series 2023 5.635%, 02/01/2026	$	3,000	$3,003,224
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031		661	646,340
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026		1,000	966,575
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023 4.738%, 11/01/2026		1,125	1,131,549
Empire State Development Corp. (Prerefunded - US Treasuries) Series 2020-F 0.87%, 03/15/2025		1,400	1,394,059
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		1,000	948,798
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050		5,570	5,122,887
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-B 2.75%, 07/01/2030		1,200	1,056,546
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038		3,345	3,194,937
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		2,280	2,281,601
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031		3,345	3,450,255
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2021 1.897%, 01/01/2027		385	366,258
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		3,000	3,171,427
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 4.927%, 03/01/2026		1,050	1,053,900

	Principal Amount (000)		U.S. $ Value

Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2019 2.556%, 12/01/2025	$	760	$748,131
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027		3,000	3,013,765
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.552% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(a)		990	982,463
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.258%, 07/01/2025		1,010	996,510
State of California (State of California) Series 2023 5.10%, 03/01/2029		2,000	2,037,669
State of Connecticut (State of Connecticut) Series 2022-A 3.292%, 06/15/2025		1,000	995,598
State of Hawaii (State of Hawaii) Series 2023-G 4.588%, 10/01/2026		2,000	2,008,013
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2020-E 1.392%, 07/01/2025		1,000	987,572
State of Illinois (State of Illinois) Series 2023-A 5.254%, 05/01/2025		1,000	1,001,346
Series 2024-A 5.256%, 05/01/2026		5,000	5,039,570
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.75%, 05/01/2028		2,000	2,025,309
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		3,405	3,190,783

Total Local Governments - US Municipal Bonds (cost $61,634,074)			61,429,084

GOVERNMENTS - TREASURIES – 4.8%
United States – 4.8%
U.S. Treasury Notes 4.125%, 02/15/2027 (cost $21,875,303)		22,000	21,945,000

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 4.0%
Autos - Fixed Rate – 2.4%
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026	$	178	$177,723
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		3,000	3,033,460
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		500	497,574
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		179	173,997
Series 2023-N1, Class A 6.36%, 04/12/2027(b)		158	158,128
Series 2023-P3, Class A2 6.09%, 11/10/2026(b)		105	105,553
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)		112	112,435
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)		71	70,801
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)		1,620	1,647,387
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		3,938	3,948,970
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)		176	177,055
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)		502	509,880
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		324	323,867

			10,936,830

Other ABS - Fixed Rate – 1.6%
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(b)		429	430,497
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)		1,196	1,205,332
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		778	710,677
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		444	445,852

	Principal Amount (000)		U.S. $ Value

Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	$	1,394	$1,339,164
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(b)		429	430,410
Series 2024-1, Class A 6.66%, 07/15/2031(b)		119	120,285
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035		1,854	1,864,466
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)		153	153,945
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(b)		573	574,785

			7,275,413

Total Asset-Backed Securities (cost $18,231,304)			18,212,243

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Risk Share Floating Rate – 3.3%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.851% (CME Term SOFR + 2.50%), 04/25/2043(a) (b)		692	706,122
Series 2023-R04, Class 1M1 6.649% (CME Term SOFR + 2.30%), 05/25/2043(a) (b)		1,422	1,454,807
Series 2023-R05, Class 1M1 6.249% (CME Term SOFR + 1.90%), 06/25/2043(a) (b)		1,757	1,774,464
Series 2023-R06, Class 1M1 6.051% (CME Term SOFR + 1.70%), 07/25/2043(a) (b)		582	584,561
Series 2023-R07, Class 2M1 6.299% (CME Term SOFR + 1.95%), 09/25/2043(a) (b)		787	791,723
Series 2024-R03, Class 2M1 5.499% (CME Term SOFR + 1.15%), 03/25/2044(a) (b)		1,569	1,569,684
Series 2024-R04, Class 1M1 5.451% (CME Term SOFR + 1.10%), 05/25/2044(a) (b)		1,442	1,443,246
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 6.449% (CME Term SOFR + 2.10%), 03/25/2043(a) (b)		281	284,689
Series 2023-DNA2, Class M1A 6.449% (CME Term SOFR + 2.10%), 04/25/2043(a) (b)		1,141	1,164,138

	Principal Amount (000)		U.S. $ Value

Series 2023-HQA1, Class M1A 6.351% (CME Term SOFR + 2.00%), 05/25/2043(a) (b)	$	1,649	$1,669,838
Series 2023-HQA2, Class M1A 6.351% (CME Term SOFR + 2.00%), 06/25/2043(a) (b)		965	973,108
Series 2024-HQA2, Class M1 5.551% (CME Term SOFR + 1.20%), 08/25/2044(a) (b)		2,531	2,542,576
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.215% (CME Term SOFR + 6.86%), 08/25/2028(a)		86	89,657
Series 2016-C02, Class 1M2 10.465% (CME Term SOFR + 6.11%), 09/25/2028(a)		57	58,454

			15,107,067

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034		8	7,950

Total Collateralized Mortgage Obligations (cost $14,979,715)			15,115,017

AGENCIES – 2.1%
Agency Debentures – 2.1%
Federal Home Loan Banks 4.75%, 04/09/2027 (cost $9,461,692)		9,480	9,585,038

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Consumer Cyclical - Retailers – 0.4%
VF Corp. 2.40%, 04/23/2025		1,670	1,658,176

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 5.70%, 04/01/2026(c)		384	385,394

Total Corporates - Non-Investment Grade (cost $2,064,193)			2,043,570

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
Lstar Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b) (cost $14,798)		15	14,817

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 7.5%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(d) (e) (f) (cost $18,437,705)	18,437,705	$18,437,705

	Principal Amount (000)

U.S. Treasury Bills – 2.6%
U.S. Treasury Bill Zero Coupon, 04/03/2025 (cost $11,918,098)	$ 12,000	11,917,007

Short-Term Municipal Notes – 0.9%
United States – 0.9%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-B 5.113%, 03/15/2025	1,000	1,000,843
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 4.65%, 06/30/2028(b) (g)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $4,000,000)		4,000,843

Total Short-Term Investments (cost $34,355,803)		34,355,555

Total Investments – 99.4% (cost $453,867,667)(h)		454,225,657
Other assets less liabilities – 0.6%		2,934,738

Net Assets – 100.0%		$457,160,395

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $33,605,505 or 7.4% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)	Inverse floater security.
(h)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,889,751 and gross unrealized depreciation of investments was $(1,531,761), resulting in net unrealized appreciation of $357,990.

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$291,525,333	$—	$291,525,333
Local Governments - US Municipal Bonds	—	61,429,084	—	61,429,084
Governments - Treasuries	—	21,945,000	—	21,945,000
Asset-Backed Securities	—	18,212,243	—	18,212,243
Collateralized Mortgage Obligations	—	15,115,017	—	15,115,017
Agencies	—	9,585,038	—	9,585,038
Corporates - Non-Investment Grade	—	2,043,570	—	2,043,570
Commercial Mortgage-Backed Securities	—	14,817	—	14,817
Short-Term Investments:
Investment Companies	18,437,705	—	—	18,437,705
U.S. Treasury Bills	—	11,917,007	—	11,917,007
Short-Term Municipal Notes	—	4,000,843	—	4,000,843

Total Investments in Securities	18,437,705	435,787,952	—	454,225,657
Other Financial Instruments(a):	—	—	—	—

Total	$18,437,705	$435,787,952	$—	$454,225,657

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2025 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,378	$227,256	$213,196	$18,438	$484